Unit-Based Compensation (Compensation Expense) (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2016	Dec. 31, 2013
Successor [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-cash unit based compensation expense	$ 5	$ 8		$ 13
Predecessor [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-cash unit based compensation expense			$ 5
Phantom common units [Member] | Successor [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-cash unit based compensation expense	4	7		11
Phantom common units [Member] | Predecessor [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-cash unit based compensation expense			1
Allocated from Parent [Member] | Successor [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 1	$ 1		$ 2
Allocated from Parent [Member] | Predecessor [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated Share-based Compensation Expense			$ 4